Note 23 - Digital Assets Loan Payable	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of borrowings [text block]

22  Borrowings from related parties and Borrowings

The table below presents the components of the Borrowings from related parties and Borrowings (in thousands):

	December 31,	December 31,
	2025	2024
Unsecured Borrowings from related parties at FVTPL(i)	$505,600	$482,450

Secured Borrowings at amortized cost	$49,982	$25,000

Borrowings (non-current)	$505,600	$482,450
Borrowings (current)	$49,982	$25,000

(i)	See Note 30 for additional details.

Borrowings from related parties include an unsecured loan from a related party. Borrowings include a secured loan, a secured credit facility, and secured borrowings from DeFi protocols.

Borrowings from related parties

In 2023, the Group entered into a subordinated loan agreement with its ultimate holding company, block.one, subsequently amended the agreement to a final facility comprised of $40.0 million, 9,600 BTC, and 60 million USDC. In 2024, the loan was transferred to a subsidiary of block.one. As of December 31, 2025 the counterparty remains a related party of the Group.

The terms of the facility state that the loan is denominated in USD, totaling $396.7M as of the draw down date, and is repayable in whole or in part at any time by the Group without premium or penalty. If, on the day before the loan repayment date, the price of Bitcoin is below $30,000, the lender will forgive a portion of the loan principal, known as the forgiven amount which is calculated based on a formula using the outstanding balance and the Bitcoin price.

As the instrument contains one or more embedded derivatives, it has been designated as FVTPL on initial recognition and as such the embedded derivatives are not separated.

The difference between the fair value of the borrowings due to shareholder and its nominal value at initial recognition was $74 million, and was accounted for as the deemed contribution from shareholder as of December 31, 2023. The borrowing is classified as level 3 in the fair value hierarchy (see Note 26) due to the use of unobservable inputs.

For the year ended December 31, 2025 and 2024, the amount of Fair value gain/(loss) on financial liabilities designated as at FVTPL attributable to changes in credit risk associated with the Borrowings from related parties was $3.1 million and $16.4 million, respectively, and the remaining Change in fair value of financial liability at FVTPL was $20.1 million and $43.4 million, respectively.

Borrowings

New credit facility ( January 2025): On January 31, 2025, the Group entered into a credit facility agreement with another lender. The Group was required to provide USD or digital assets as collateral for the loan. A mandatory top-up event is triggered if the collateral posted falls below the required value, and the Group is required to deposit additional collateral into the collateral account to address the shortfall. On April 22, 2025, $100 million was drawn from this credit facility, the loan was fully repaid on April 23, 2025.

Resolution of 2024 loan and new repurchase agreement ( February 2025): On June 11, 2024, the Group entered into the Loan and Security Agreement with a lender for a principal amount of $25 million, bearing interest at 10% per annum, with interest paid monthly and the principal due at maturity. Per the agreement, the Group was required to maintain BTC as collateral. If the loan-to-value (LTV) ratio exceeded 60%, a mandatory top-up event would have been triggered, requiring the Group to deposit additional BTC or USD to reduce the LTV ratio to 50% or less. The loan matured on February 11, 2025.

On February 28, 2025, the Group entered into the Repurchase Agreement with the same lender. Under this new agreement, the Group transferred a specified amount of BTC with a nominal value of $125 million to the entity for a purchase price of $50 million. This arrangement carries an interest rate of 9% per annum, payable monthly. The Group is obligated to repurchase the BTC on February 28, 2026. If the market value of the transferred BTC falls below a 200% margin, the Group must transfer additional BTC to restore the margin to 200%.

Other borrowings from DeFi protocols

The Group borrows certain stablecoins, which are classified as Digital assets held - financial assets, from DeFi protocols to access liquidity for its operations. These Borrowings are over collateralized by digital assets and are subject to automatic liquidation if the value of the collateral falls below the required maintenance levels. Interest rates are variable and are determined by the algorithmic supply and demand within each protocol. As of December 31, 2025 and 2024, the outstanding balance of secured borrowings from DeFi protocols was immaterial.

BULLISH

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Digital assets loan payable [member]
Statement Line Items [Line Items]
Disclosure of borrowings [text block]

23  Digital assets loan payable

The table below presents the components of Digital assets loan payable (in thousands):

	Year Ended December 31,
	2025	2024
Unsecured borrowing at FVTPL
Beginning of period	$20,613	$6,164
Loan repayment	(15,135)	—
Revaluations (gain)/loss	(211)	14,449
As of end of December 31,	$5,267	$20,613

Secured borrowing at FVTPL
Beginning of period	$—	$—
Loan drawdown	654,863	745
Loan repayment	(654,726)	(761)
Revaluations (gain)/loss	197	16
As of end of December 31,	$334	$—

Digital assets loan payable (non-current)	$5,267	$20,613
Digital assets loan payable (current)	$334	$—

In September 2023, the Group entered into a master XRP loan agreement with a third party to borrow XRP for performing market making activities. The loan is subject to an annual interest rate of 5.50% with repayment period of 4 years. The Group and lender may terminate the loan agreement or reduce the loan balance at any time. During the year ended December 31, 2025, the Group repaid $15.1 million of the loan balance.

The Group borrows digital assets and certain stablecoins which may be classified as Digital assets - intangible assets from DeFi protocols to access liquidity for its operations. The Borrowings are secured, over-collateralized by digital assets, and are subject to automatic liquidation if the value of the collateral falls below required maintenance levels. Interest rates are variable and determined by the algorithmic supply and demand within each protocol.